Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Segment Reporting
Number of major customers												2	1	1
Total revenues	$ 4,050,458	$ 4,795,236	$ 4,433,426	$ 4,771,756	$ 5,589,190	$ 5,117,259	$ 4,617,194	$ 3,916,063	$ 3,975,481	$ 13,727,427	$ 14,794,372	$ 19,589,608	$ 17,625,997	$ 14,835,729
Revenues | Customer
Segment Reporting
Number of major customers	1		2							1	2
Revenues | Customer | ExxonMobil
Segment Reporting
Percentage of revenues	19.00%		18.00%							17.00%	15.00%
Revenues | Customer | Phillips 66
Segment Reporting
Percentage of revenues			11.00%								14.00%
Wholesale Segment
Segment Reporting
Total revenues	2,915,039		3,307,910							10,298,644	11,494,906	15,205,654	13,760,910	12,596,917
Wholesale Segment | Revenues | Customer
Segment Reporting
Total revenues													2,800,000	2,800,000
Percentage of revenues													16.00%	19.00%
Wholesale Segment | Revenues | Customer | ExxonMobil
Segment Reporting
Total revenues												2,900,000	2,800,000	2,800,000
Percentage of revenues												15.00%	16.00%	19.00%
Wholesale Segment | Revenues | Customer | Phillips 66
Segment Reporting
Total revenues												$ 2,400,000
Percentage of revenues												12.00%